Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities
Schedule of fair values and location in the consolidated balance sheet of all derivatives held by the Company

		Fair Value
		2012	2013
	Balance Sheet Classification	RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	3,323	—	—
Total derivatives designated as hedges		3,323	—	—

Liability:
Foreign currency contract	Other current liabilities and accrued expenses	—	707	117
Total derivatives designated as hedges		—	707	117

Interests rate swap	Other current liabilities and accrued expenses	13,557	3,733	617
Total derivatives not designated as hedges		13,557	3,733	617

Schedule of effect of the loss (gain), derivatives designated as cash flow hedge instruments on the consolidated statement of comprehensive loss

Derivatives in Cash Flow	Amount of Gain Recognized in Other Comprehensive Income		Location of Gain Reclassified from Other Comprehensive Income into	Amount of Gain Reclassified from Other Comprehensive Income into Income/Loss
Hedging Relationships	RMB	US$	Income/Loss	RMB	US$
2011
Foreign currency contracts	(18,441)		Foreign currency exchange losses	(17,872)
2012
Foreign currency contracts	(14,839)		Foreign currency exchange losses	(13,326)
2013
Foreign currency contracts	(7,641)	(1,262)	Foreign currency exchange losses	(8,711)	(1,439)

Schedule of losses and the location in the consolidated statements of comprehensive loss of derivatives not designated as hedging instruments

	Location of Loss	Amount of Loss Recognized in Income on Derivative
	Recognized in Income	2011	2012	2013
	on Derivative	RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(8,481)	(1,958)	(103)	(17)
Total		(8,481)	(1,958)	(103)	(17)